Financial derivative liabilities - Schedule of financial derivative liabilities (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [abstract]
Beginning balance	$ 29,463	$ 111,953
Fair value adjustment when notes were converted into common shares		(111,953)
Fair value of financial derivative liabilities on initial recognition		30,688
Fair value adjustment	(29,463)	(1,225)
Ending balance	$ 0	$ 29,463